LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2024	2023
Operating lease cost	$-	$-
Short-term lease cost	7,498	7,686
Variable lease cost	-	-
Total lease cost	$7,498	$7,686